Operating leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases, Operating [Abstract]
Rent expense	$ 24	$ 21	$ 25
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
2015	15
2016	12
2017	10
2018	7
2019	7
2020 and thereafter	21
Total	$ 72